Summary of significant accounting policies (Details)	12 Months Ended
Jun. 30, 2013
Building [Member]
Property, Plant and Equipment, Estimated Useful Lives	20 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of term of the lease or 5 years
Office Equipment [Member]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Motor Vehicles [Member]
Property, Plant and Equipment, Estimated Useful Lives	5 years